Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts	The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2021 and 2022:
	As of March 31, 2021
	Notional Amount	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Assets (Fair Value)	Other Assets (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)
	(In million)
Fair valuation of swaps and options	849.7	-	-	5,765	78.8	-	-
Forward exchange derivative contracts	11.2	-	-	21	0.3	-	-
Fair valuation of swaps and forward	94.6	251	-	-	-	3.4	-
Forward exchange derivative contracts	46.1	-	38	-	-	-	0.5
	As of March 31, 2022
	Notional Amount	Non- Current Liabilities (Fair Value)	Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Non-Current Assets (Fair Value)	Other Non-Current Assets (Fair Value)	Current Liabilities (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)	(US$)
	Audited
	(In million)
Fair valuation of swaps and options	753.9	-	1,735	-	2,647	34.9	22.9	-	-
Forward exchange derivative contracts	93.8	-	106	13	-	-	1.4	-	0.2
Fair valuation of swaps and forward	253.7	7	658	-	883	11.6	8.7	0.1	-

Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness
	March 31, 2021
	Notional	Current Liabilities	Other Assets	Current Liabilities
	(US$)	(INR)	(INR)	(US$)
	(In million)
Forward exchange derivative contracts	101.4	74	—	1.0

	As of March 31, 2021
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	265.1	887	876	12.0	12.1
	As of March 31, 2022
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	15.7	12	1	0.0	0.2